Additional capital disclosures	12 Months Ended
Mar. 31, 2020
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Additional capital disclosures
31. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focuses on keeping a strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required, without impacting the risk profile of the Company.
The capital structure as at March 31, 2020 and 2019 was as follows:

	As at March 31,
	2020	2019	% Change
Total equity attributable to the equity shareholders of the Company	$587,110	$552,419	6%
As percentage of total capital	95%	90%
Long term debt (1)	33,600	61,800	(46)%
Total debt	$33,600	$61,800	(46)%
As percentage of total capital	5%	10%

Total capital (debt and equity)	$620,710	$614,219	1%

Note:

(1)	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.
The Company is predominantly equity-financed. This is also evident from the fact that debt represents only 5% and 10% of total capital as at March 31, 2020 and 2019, respectively.